UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form. Please print or type.


1.     Name and address of issuer:

        Dreyfus Balanced Fund, Inc.
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):    [  X  ]



3.     Investment Company Act File Number:  811- 7068

       Securities Act File Number: 33-50350

4(a).  Last day of fiscal year for which this notice is filed:

          August 31, 1997


4(b).  [    ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [    ] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during the $ 133,152,263
               fiscal year pursuant to section 24(f):             -------------

         (ii)  Aggregate price of securities redeemed or       $ 110,769,614
               repurchased during the fiscal year:             -------------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any PRIOR fiscal year ending
               no earlier than October 11, 1995 that were not
               previously used to reduce registration fees     $ N/A
               payable to the Commission:                      -------------

         (iv)  Total available redemption credits                 -$ 110,769,614
               [add Items 5(ii) and 5(iii):                       --------------

          (v)  Net Sales - if Item 5(I) is greater than
               Item 5(iv)                                          $  22,382,649
               [subtract Item 5(iv) from Item 5(i)]:              --------------

         (vi)  Redemption credits available for use in future
               years -- if Item 5(i) is less than Item 5(iv)        $(   -0- )
               [subtract Item 5(iv) from Item 5(I)]:                ------------

        (vii)  Multiplier for determining registration fee          x 1/3300
               (See Instruction C.9):                               ------------

       (viii)  Registration fee due (multiply Item 5(v) by          =$ 6782.62
               by Item 5(vii) (enter "0" if no fee is due):         ============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1995, then report the amount
       of securities (number of shares or other units) deducted here:         .
       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:            .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                  +$  N/A
                                                                  --------------

8.     Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]:                                =$

                                                                  ==============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: On or about October 20, 1997


               Method of Delivery:


                             [  X  ]  Wire Transfer
                             [     ]  Mail or other means



                                   SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                               /s/Elizabeth A. Keeley


     Date: October 20, 1997


* Please print the name and title of the signing officer below the signature.